Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Receivables [Abstract]
Accounts receivable	$ 9,329,495	$ 5,181,394
Less: allowance for doubtful accounts
Total accounts receivable, net	$ 9,329,495	$ 5,181,394